Warrants and Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Warrants and Other Financial Liabilities
Warrants and Other Financial Liabilities

23.Warrants and Other Financial Liabilities

Warrants and other financial liabilities are as follows:

in € thousand	12/31/2022	12/31/2021
Other non-current financial liabilities	21	—
Other current financial liabilities	4	—
Reorganization Warrants	1,811	21,405
RDO & 2022 PIPE Warrants	24,456	—
Warrants	26,267	21,405

Warrants

Reorganization Warrants

Upon the Reorganization, 12,649,946 Public Warrants and 7,060,000 Private Warrants (collectively the “Reorganization Warrants”) were assigned from Qell to Lilium. The terms of the Reorganization Warrants remain unchanged following the assignment. During the year 10 (2021: nil) Public Warrants were exercised. As of December 31, 2022, 12,649,936 Public Warrants (2021: 12,649,946) and 7,060,000 Private Warrants (2021: 7,060,000) were outstanding.

The Reorganization Warrants give the holder the right, but not the obligation, to subscribe to Lilium’s shares at a fixed or determinable price for a specified period of time subject to the provision of the warrant agreement. The Reorganization Warrants became exercisable 30 days after the consummation of the Reorganization. The Reorganization Warrants will expire five years after the completion of the Reorganization or earlier upon redemption, liquidation or expiration in accordance with their terms.

Public Warrants are listed and publicly traded on the Nasdaq stock exchange. Private Warrants share the same characteristics as Public Warrants and the same price has been used to calculate the fair value as described in note 28.

RDO Warrants & 2022 PIPE Warrants

As part of the RDO & 2022 PIPE transaction as described in note 21, the Company also entered into a warrant agreement dated November 18, 2022 (the “RDO & 2022 PIPE Warrants”) with each of the RDO & 2022 PIPE investors. The RDO & 2022 PIPE Warrants entitles each whole RDO & 2022 PIPE Warrant holder to purchase 0.5 Class A Share of the Company for $1.30 per share with a minimum of the USD equivalent of the nominal value of €0.12 per share.

The RDO Warrants are identical to the 2022 PIPE Warrants as these share the same terms except that the RDO Warrants and the underlying shares are registered securities and the 2022 PIPE Warrants and the underlying shares are unregistered and would need an effective registration statement for resale. Subsequent to the issuance of the 2022 PIPE Warrants, the Group registered the securities underlying the 2022 PIPE Warrants on December 13, 2022. The RDO & 2022 PIPE Warrants are unlisted warrants.

The RDO & 2022 PIPE Warrants are exercisable for a four-year period at an exercise price of $1.30 per share and contain customary anti-dilution adjustments, including adjustments in connection with the issuance of Class A shares at a price below $1.30, subject to exceptions. Beginning on November 22, 2024, the Group can redeem the warrants for $0.01 per share if the market price of the Class A shares is equal or exceeds $2.60 per share as reported by Nasdaq, for at least twenty (20) trading days (whether or not consecutive) during a thirty (30) consecutive trading day period by giving at least twenty (20) trading days’ prior written notice to the registered holders of the warrants.

As of December 31, 2022, 11,249,997 (2021: nil) RDO Warrants and 34,512,464 (2021: nil) 2022 PIPE Warrants were outstanding.